Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The components of basic and diluted earnings per share are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
	$	$	$	$
Net income	22,486	45,150	61,466	85,126
Net income attributable to the Entities under Common Control	—	(908)	—	(1,899)
Net income available for common shareholders	22,486	44,242	61,466	83,227

Weighted average number of common shares – basic	156,208,917	116,150,985	156,146,287	115,600,570
Dilutive effect of stock-based awards	237,978	574,443	323,529	581,680
Weighted average number of common shares – diluted	156,446,895	116,725,428	156,469,816	116,182,250

Earnings per common share:
– Basic	0.14	0.38	0.39	0.72
– Diluted	0.14	0.38	0.39	0.72